Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Asset Acquisition Explanatory [Abstract]
Schedule of assets and liabilities
(Amount in thousands)	2021
Cash held in trust	$138,046
Cash and cash equivalents	$100,000
Redemption liability	$(77,997)
Warrants liability	$(28,963)
Total SPAC identifiable net assets at fair value	$131,086

Schedule of transactions value of equity interest
After Redemption
Step 1 - Deemed cost of shares issued
Fair value of OpCo	$926,287
Equity interest in Holdco issued to SPAC shareholders & PIPE investors	19%
Equity interest in Holdco of Selling shareholders	81%
Deemed costs of shares issued*	$213,584
SPAC identifiable net assets at fair value	$131,086
Deemed cost of shares issued	$82,498
Step 2 - Dilutive impact of shares held in escrow
Dilutive effect of 945,036 shares held in escrow at a weighted average fair value per share of $9.08	$8,581
Step 3 - IFRS 2 ‘listing expense’	$73,917

*	The deem cost of the shares was estimated based on the fair value of the OpCo issued shares (legacy Crynssen Pharma Group Limited) prior to the merger with SPAC and Holdco.

Schedule of estimated fair values
(Amount in thousands)	2021
Property, Plant and Equipment	$1,487
Inventories	$133
Other receivables	$193
Right of Use Assets	$4,533
Lease Liabilities	$(4,533)
Total	$1,813